Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Cash, demand deposits and checking accounts	$ 226,284	$ 214,048
Time deposits with less than three months maturity date	31,220	4,100
Cash and cash equivalents	$ 257,504	$ 218,148	$ 191,749	$ 221,581